Restricted cash	12 Months Ended
Dec. 31, 2021
Restricted cash
Restricted cash

22   Restricted cash

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Pledged bank deposits	2,248,938	1,043,718
Accrued interests	29,561	6,444
Time deposits with initial terms over three months	2,000	10,265
	2,280,499	1,060,427

As at December 31, 2020, RMB2,108,848,000 (USD323,200,000) of the bank deposits had been pledged for short-term borrowings of the Group with weighted average interest rate at 2.04% per annum, RMB136,372,000 (USD20,900,000) had been pledged for currency swaps, and RMB3,718,000, which was pledged for business guarantees.

As at December 31, 2021, RMB670,022,000 (USD105,090,000)  of the bank deposits had been pledged for short-term borrowings of the Group with weighted average interest rate of 0.94%  per annum, RMB368,866,000 (USD57,855,000) had been pledged for currency swaps, and RMB4,830,000 had been pledged for business guarantees.